7. INTANGIBLE ASSETS (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible assets consist
SUGARDOWN technology and provisional patents	$ 900,000	$ 900,000	$ 900,000
Less accumulated amortization	(187,500)	(139,286)	(75,000)
Intangible assets, net	$ 712,500	$ 760,714	$ 825,000